Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 115,160
Balance at end of period	$ 125,394	$ 111,576	$ 125,394	$ 111,576
Ordinary Shares [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,722,791	1,759,584	1,750,272	1,791,422
Balance at beginning of period	$ 25,136	$ 25,257	$ 25,373	$ 25,434
Proceeds from shares issued on exercise of stock options, Number of shares	852	389	1,797	1,377
Proceeds from shares issued on exercise of stock options, Amount	$ 62	$ 26	$ 131	$ 92
Shares issued as a result of dividend reinvestment plan, Number of shares	0	1,609	1,575	4,907
Shares issued as a result of dividend reinvestment plan	$ 0	$ 129	$ 130	$ 398
Purchase of shares for cancellation and other, Number of Shares	(15,530)	(13,275)	(45,531)	(49,399)
Purchase of shares for cancellation and other, Amount	$ (227)	$ (190)	$ (663)	$ (702)
Balance at end of period (shares)	1,708,113	1,748,307	1,708,113	1,748,307
Balance at end of period	$ 24,971	$ 25,222	$ 24,971	$ 25,222